VictoryShares International Volatility Wtd ETF Expense Example - VictoryShares International Volatility Wtd ETF - VictoryShares International Volatility Wtd ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	320
Expense Example, with Redemption, 10 Years	$ 736